Note 12 - Accounts Payable, Trade (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable Trade [Abstract]
Accounts Payable, Trade [Table Text Block]
	As of December 31,	As of December 31,
	2014	2013
Suppliers	$7,735	$4,944
Shipyards	223	22
Insurers	697	1,516
Agents	650	575
Business Acquisition Obligation	5,682	-
Other creditors	8,889	14,394
	$23,876	$21,451